RECLAMATION AND REMEDIATION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Reclamation And Remediation Liabilities [Abstract]
Disclosure of detailed information about changes in the reclamation and remediation liability [Table Text Block]
Water Treatment, General Site Maintenance and Environmental Monitoring	$
Liability balance at January 1, 2020	34,117,769
Reclamation spending	(1,559,513)
Accretion expenses	704,349
Reclamation adjustment	9,425,220
Liability balance at December 31, 2020	42,687,825
Reclamation spending	(1,585,396)
Accretion expenses	787,859
Reclamation adjustment	(424,038)
Balance at December 31, 2021	41,466,250

Disclosure of detailed information about current and non current portion of reclamation explanatory
	December 31, 2021	December 31, 2020	January 1, 2020
Current portion	$1,875,298	$1,919,876	$1,785,602
Non-current portion	39,590,952	40,767,949	32,332,167

Disclosure of detailed information about reclamation and remediation bonds [Table Text Block]
Reclamation and Remediation Bonds	December 31, 2021	December 31, 2020
Idaho Department of Lands	2,893,829	2,867,629
Idaho Department of Environmental Quality	100,000	100,000
Bureau of Land Management - Idaho State Office	631,400	569,500
Total	$3,625,229	$3,537,129